General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of General and Administrative Expenses [Abstract]
Salaries and expenses relating to employees and service providers	$ 117	$ 123	$ 164
Expenses relating to options and shares to employees and non-employees	14	37	51
Patents and fees	141	137	150
Directors’ fees	68	64	67
Investor relations and travel		3	4
Rent and office maintenance	6	15	42
Insurance	202	229	151
Professional services	291	381	266
Other	11	12	15
General and administrative expenses	$ 850	$ 1,001	$ 910